ACQUISITIONS AND DROP DOWN TRANSACTIONS - Bison Midstream (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 04, 2013	Feb. 15, 2013	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill			$ 16,211	$ 319,261	$ 265,062
Gas Gathering Contract | Maximum
Business Acquisition [Line Items]
Useful lives			25 years
Bison Midstream
Fair Values of Assets Acquired and Liabilities Assumed:
Cost of acquired entity, purchase price	$ 248,914
Cost of acquired entity, cash paid	200,000
Liabilities incurred for acquisition	200,000
Purchase price assigned to Bison Gas Gathering system				$ 303,168
Bison Midstream | Common units
Fair Values of Assets Acquired and Liabilities Assumed:
Cost of acquired entity, equity interests issued and issuable	47,900
Bison Midstream | General Partner Units
Fair Values of Assets Acquired and Liabilities Assumed:
Cost of acquired entity, equity interests issued and issuable	1,000
Purchase price assigned to Bison Gas Gathering system	$ 303,200
Bison Midstream | Summit Investments
Fair Values of Assets Acquired and Liabilities Assumed:
Cost of acquired entity, purchase price		$ 303,168
Current assets		5,705
Property, plant, and equipment		85,477
Intangible assets		164,502
Other noncurrent assets		2,187
Total assets acquired		257,871
Current liabilities		6,112
Other noncurrent liabilities		2,790
Total liabilities assumed		8,902
Net identifiable assets acquired		248,969
Goodwill		$ 54,199
Bison Midstream | Gas Gathering Contract | Minimum
Business Acquisition [Line Items]
Useful lives			5 years
Bison Midstream | Gas Gathering Contract | Maximum
Business Acquisition [Line Items]
Useful lives			15 years
Bison Midstream | Gas Gathering Contract | Weighted Average
Business Acquisition [Line Items]
Useful lives			12 years